IMPACT OF CORONAVIRUS IN TELECOM (Details)	12 Months Ended
Dec. 31, 2020 item
IMPACT OF CORONAVIRUS IN TELECOM
Percentage of increase in internet services at home	50.00%
Percentage of increase in voice mobile services	70.00%
Percentage of increase in mobile data services	30.00%
Percentage of increase in upstream	75.00%
Threshold number of hospitals for which discount in service provided	500
Threshold number of educational platforms for which discount in mobile data service provided	2,900
Threshold number of educational institutions for which discount in services provided	11,000
Threshold percentage of employees in home office	70.00%
Threshold percentage of expansion of capacity for international outgoing internet traffic	40.00%